Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion (Note 27)	₱ 140		₱ 215
Current portion of other non-financial assets	461
Total	2,168		13,846
Current Financial Assets
Current portion of derivative financial assets (Note 27)	183		171
Current portion of other financial assets (Notes 19 and 27)	7,008
Total assets	95,747		104,220
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	155,835		157,654
Derivative financial liabilities – net of current portion (Note 27)			8
Total	143,392		157,711
Current Financial Liabilities
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	20,441		14,957
Current portion of derivative financial liabilities (Note 27)	80		141
Total liabilities	332,771		311,596
Foreign currency denominated monetary financial assets [member]
Noncurrent Financial Assets
Derivative financial assets – net of current portion (Note 27)	140	$ 3	215	$ 4
Current portion of other non-financial assets	12		2
Total	152	3	217	4
Current Financial Assets
Cash and cash equivalents	37,688	717	21,988	440
Short-term investments	1,138	22	75	2
Trade and other receivables – net	13,741	261	10,893	218
Current portion of derivative financial assets (Note 27)	183	3	171	3
Current portion of investment in debt securities and other long-term investments			100	2
Current portion of other financial assets (Notes 19 and 27)	11		9
Total current financial assets	52,761	1,003	33,236	665
Total assets	52,913	1,006	33,453	669
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	17,668	336	22,285	446
Derivative financial liabilities – net of current portion (Note 27)			8
Other noncurrent liabilities	12		11
Total	17,680	336	22,304	446
Current Financial Liabilities
Accounts payable	21,797	415	11,670	233
Accrued expenses and other current liabilities	8,961	170	8,314	166
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	5,780	110	12,922	259
Current portion of derivative financial liabilities (Note 27)	80	2	141	3
Total current financial liabilities	36,618	697	33,047	661
Total liabilities	₱ 54,298	$ 1,033	₱ 55,351	$ 1,107